Other Commitments and Contingencies and Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Loan Commitments Outstanding

A summary of outstanding financial instruments whose contract amounts represent credit risk is as follows:

	December 31,
	2013	2012
	(In thousands)
Unadvanced portion of existing loans:
Construction	$239,977	$166,482
Home equity line of credit	37,422	39,698
Other lines and letters of credit	104,956	56,174
Commitments to originate:
One- to four-family	11,592	17,752
Commercial real estate	92,526	51,540
Construction	83,439	83,078
Commercial business loans	39,928	24,355
Other loans	3,749	205

Total loan commitments outstanding	$613,589	$439,284

Summary Information Regarding the Derivatives

At December 31, 2013, summary information regarding these derivatives is presented below:

	Notional Amount	Maturity	Interest Rate Paid	Interest Rate Received	Fair Value
	(In thousands)
Customer interest rate swap	$11,268	10/17/33	1 Mo Libor + 175bp	Fixed (4.1052%)	$57
3rd party interest rate swap	11,268	10/17/33	Fixed (4.1052%)	1 Mo Libor + 175bp	(57)

Fair Values of Derivative Instruments

The following table presents the fair values of derivative instruments in the balance sheet.

	Assets		Liabilities
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
December 31, 2013
Derivative loan commitments	Other assets	$38	Other liabilities	$25
Forward loan sale commitments	Other assets	82	Other liabilities	7
Loan level interest rate swaps	Other assets	57	Other liabilities	57

Total		$177		$89

December 31, 2012
Derivative loan commitments	Other assets	$288	N/A	$—
Forward loan sale commitments	N/A	—	Other liabilities	12

Total		$288		$12

Derivative Instruments

The following table presents information pertaining to gains (losses) on the Company’s derivative instruments included in the consolidated statement of income.

		Years Ended December 31,
Derivative Instrument	Location of Gain/(Loss)	2013	2012	2011
		(In thousands)
Derivative loan commitments	Mortgage banking gains, net	$(275)	$(248)	$536
Forward loan sale commitments	Mortgage banking gains, net	87	16	(28)

Total		$(188)	$(232)	$508